Stock Options - Activities of stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Beginning, Shares Outstanding	15,000	22,500
Shares Forfeited	(7,500)	(7,500)
Shares Granted	0	0
Ending, Shares Outstanding	7,500	15,000	22,500
Beginning, Weighted-Average Exercise Price Outstanding	$ 6.26	$ 6.26
Weighted-Average Exercise Price Forfeited	6.26	6.26
Ending, Weighted-Average Exercise Price Outstanding	$ 6.26	$ 6.26	$ 6.26
Weighted-Average Contractual Term (years) Outstanding	5 years	5 years	5 years
Weighted-Average Contractual Term (years) Forfeited	5 years	5 years